Derivative Financial Instruments - Summary of Information Regarding the Contract Amount in Estimated Fair Value of All of the Group's Forward Exchange Contacts (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Derivative Financial Instruments [line items]
Contract amount	€ 26,255	€ 40,366
Unrealised gains (losses)	(141)	(627)
Financial liabilities at fair value, class [member]
Disclosure Of Derivative Financial Instruments [line items]
Contract amount	13,668	29,947
Unrealised gains (losses)	(253)	(772)
Financial assets at fair value, class [member]
Disclosure Of Derivative Financial Instruments [line items]
Contract amount	12,587	10,419
Unrealised gains (losses)	€ 112	€ 145